Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Ascendis Pharma A/S
Entity Central Index Key	0001612042
Current Fiscal Year End Date	--12-31